CXApp Acquisition - Schedule of Business Acquisitions (Details) - CXApp - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Apr. 30, 2021	Jun. 30, 2021
Business Acquisition [Line Items]
Cash	$ 22,132
Equity interest issued (in shares)	117,994	117,995
Price per share (in usd per share)	$ 84.75
Equity interest issued	$ 10,000	$ 10,000
Total Purchase Price	$ 32,132